VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited)

Shares		Value

Private Investment Funds* - 57.7%
	Diversified - 57.7%
32,131,871	AMP Capital Diversified Infrastructure Trust	$24,978,173
24,396,573	AMP Capital Infrastructure Debt Fund III (USD Hedged) LP	24,982,027
10,336	Blackstone Infrastructure Partners L.P	10,355,031
136,065	BTG Pactual Open Ended Core US Timberland Fund LP	158,036,893
100,000,000	Ceres Farmland Holdings LP	105,668,290
24,112,380	Global Dividend Infrastructure Fund, LP	41,345,498
18,705	Hancock Timberland and Farmland Fund LP	19,259,969
100,556	Harrison Street Social Infrastructure Fund	106,490,239
25,000,000	IFM Global Infrastructure Fund LP	26,934,033
9,086,220	IFM Sub Investment Grade Debt Fund (US) A LP	9,168,266
73,793,134	IIF Hedged LP	73,143,755
34,561	Jamestown Timberland Fund	34,899,499
80,000,000	RMS Evergreen US Forestland Fund LP	81,633,528
67,076	US Core Farmland Fund LP	80,348,446
14,600,000	Versus Capital Real Assets Sub-REIT LLC**,***,****	15,966,548

	Total Private Investment Funds	813,210,195

	(Cost $770,003,082)
Common Stocks - 19.2%
	Agricultural Chemicals - 1.1%
107,606	CF Industries Holdings, Inc.	5,026,276
78,046	Mosaic Co.	1,953,491
100,324	Nutrien, Ltd.	5,366,497
27,226	Nutrien, Ltd.	1,455,502
29,381	Yara International ASA	1,425,231

		15,226,997

	Agricultural Operations - 1.0%
153,666	Archer-Daniels-Midland Co.	6,269,573
38,399	Bunge, Ltd.	2,139,208
2,615,200	Golden Agri-Resources, Ltd.	560,538
77,600	Hokuto Corp.	1,307,788
682,400	IOI Corp. Bhd	701,803
139,600	Kuala Lumpur Kepong Bhd	829,661
16,300	Limoneira Co.	325,022
824,300	Sime Darby Plantation Bhd	981,381
204,600	SLC Agricola SA	941,492

		14,056,466

	Airport Development/Maintenance - 0.8%
677,741	Auckland International Airport, Ltd.	4,484,763
11,400	Flughafen Zurich AG	2,146,404
10,900	Grupo Aeroportuario Del Sureste SAB De CV	1,766,999
64,040	Japan Airport Terminal Co., Ltd.	2,729,340

		11,127,506

	Building & Construction-Miscellaneous - 0.2%
83,697	Ferrovial SA	2,142,319
10,701	Louisiana-Pacific Corp.	280,580
7,450	Simpson Manufacturing Co., Inc.	495,127

		2,918,026

	Building Production-Wood - 0.1%
28,910	Masco Corp.	1,134,428
12,557	Stella-Jones, Inc.	453,166
4,852	Universal Forest Products, Inc.	184,667

		1,772,261

Shares		Value

	Building-Heavy Construction - 0.3%
6,104,430	China Tower Corp., Ltd. 144A	$1,601,966
19,600	Vinci SA	2,007,182

		3,609,148

	Chemicals-Diversified - 0.3%
22,747	FMC Corp.	1,886,864
147,700	Israel Chemicals, Ltd.	768,040
29,200	Sociedad Quimica Y Minera De Chile SA	908,412

		3,563,316

	Containers-Paper/Plastic - 0.3%
110,689	Graphic Packaging Holding Co.	1,547,432
7,788	Packaging Corp. of America	742,352
36,773	Sonoco Products Co.	2,402,748

		4,692,532

	Electric-Distribution - 0.7%
35,918	Orsted A/S 144A	3,105,818
51,800	Sempra Energy	7,119,392

		10,225,210

	Electric-Generation - 0.2%
168,800	Engie SA	2,560,513

	Electric-Integrated - 4.2%
57,200	Ameren Corp.	4,296,292
83,200	American Electric Power Co., Inc.	7,322,432
210,700	Chubu Electric Power Co., Inc.	2,953,884
194,509	CPFL Energia SA	1,529,752
104,067	Dominion Energy, Inc.	8,046,460
50,700	Edison International	3,417,687
49,800	Emera, Inc.	2,034,896
63,300	Entergy Corp.	6,515,469
145,048	FirstEnergy Corp.	6,209,505
124,200	Neoenergia SA	506,186
57,994	NextEra Energy, Inc.	11,880,651
83,300	Xcel Energy, Inc.	4,955,517

		59,668,731

	Electric-Transmission - 0.2%
131,900	Red Electrica Corp. SA	2,746,948

	Fisheries - 0.3%
45,254	Austevoll Seafood ASA	475,062
4,473	Bakkafrost	249,594
110,386	Leroy Seafood Group ASA	730,347
9,600	Maruha Nichiro Corp.	281,816
43,774	Mowi ASA	1,023,478
18,146	Salmar ASA	788,980
156,736	Tassal Group, Ltd.	539,179

		4,088,456

	Food-Confectionery - 0.0%
3,900	Hershey Co.	522,717

	Food-Dairy Products - 0.4%
390,292	a2 Milk Co., Ltd. ****	3,846,443
12,299	Danone SA	1,041,897
11,400	Megmilk Snow Brand Co., Ltd.	249,750

		5,138,090

	Food-Flour & Grain - 0.0%
29,100	Nisshin Seifun Group, Inc.	663,701

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Shares		Value

	Food-Meat Products - 0.4%
13,000	NH Foods, Ltd.	$556,462
28,060	Tyson Foods, Inc.	2,265,564
2,383,000	WH Group, Ltd. 144A	2,416,037

		5,238,063

	Food-Miscellaneous/Diversified - 0.9%
14,044	General Mills, Inc.	737,591
22,717	Ingredion, Inc.	1,873,925
4,400	Kerry Group, PLC	525,340
18,849	Kraft Heinz Co.	585,073
3,200	Mccormick & Co., Inc.	496,032
27,601	Mondelez International, Inc.	1,487,694
52,805	Nestle SA	5,466,578
546,947	Wilmar International, Ltd.	1,495,716

		12,667,949

	Food-Wholesale/Distribution - 0.1%
10,371	Sysco Corp.	733,437

	Forestry - 0.8%
207,045	Interfor Corp. ****	2,203,969
92,130	Svenska Cellulosa AB SCA	800,643
184,259	West Fraser Timber Co., Ltd.	8,400,033

		11,404,645

	Gas-Distribution - 1.2%
902,106	China Gas Holdings, Ltd.	3,354,735
1,148,529	Hong Kong & China Gas Co., Ltd.	2,546,504
626,400	National Grid, PLC	6,648,783
173,900	NiSource, Inc.	5,008,320

		17,558,342

	Machinery-Farm - 0.4%
37,330	AG Growth International, Inc.	1,567,829
6,605	AGCO Corp.	512,350
17,938	Deere & Co.	2,972,506

		5,052,685

	Medical-Drugs - 0.1%
16,988	Zoetis, Inc.	1,927,968

	Non-hazardous Waste Disposal - 0.1%
1,797,000	China Water Affairs Group, Ltd.	1,769,004

	Paper & Related Products - 0.3%
60,350	Cascades, Inc.	485,731
30,985	Holmen AB	660,998
19,404	Mondi, Ltd.	436,655
53,900	Nippon Paper Industries Co., Ltd.	953,867
108,400	Oji Holdings Corp.	625,375
6,534	Smurfit Kappa Group, PLC	197,656
27,500	Suzano SA	234,971
18,270	UPM-Kymmene OYJ	485,508

		4,080,761

	Pastoral & Agricultural - 0.1%
307,921	Inghams Group, Ltd.	869,027

	Pipelines - 2.2%
37,700	Cheniere Energy, Inc. ****	2,580,565
238,400	Inter Pipeline, Ltd.	3,708,303
314,800	Kinder Morgan, Inc.	6,573,024
109,800	Pembina Pipeline Corp.	4,087,473
154,600	TC Energy Corp.	7,664,184

Shares		Value

	Pipelines - (continued)
238,500	Williams Cos, Inc.	$6,687,540

		31,301,089

	Public Thoroughfares - 0.9%
269,900	Atlantia SPA	7,031,155
485,900	Ecorodovias Infraestrutura E Logistica SA	1,350,162
1,260,500	Jiangsu Expressway Co., Ltd.	1,794,329
213,524	Promotora Y Operadora De Infraestructura SAB De CV	2,125,701

		12,301,347

	Satellite Telecom - 0.1%
111,588	SES SA	1,744,693

	Transport-Rail - 1.2%
43,500	Canadian National Railway Co.	4,025,963
47,500	CSX Corp.	3,675,075
40,900	East Japan Railway Co.	3,823,884
1,014,400	Rumo SA ****	5,494,738

		17,019,660

	Water - 0.3%
102,491	Aqua America, Inc.	4,240,053
32,600	Cia De Saneamento Basico Do Estado De Sao Paulo	396,742

		4,636,795

	Total Common Stocks	270,886,083

	(Cost $247,999,593)
Real Estate Investment Trust - 3.6%

	Agricultural Operations - 0.1%
126,000	Farmland Partners, Inc., REIT	888,300

	Public Thoroughfares - 0.5%
688,286	Transurban Group	7,122,533

	REITS-Diversified - 3.0%
43,800	American Tower Corp., REIT	8,954,910
259,585	CatchMark Timber Trust, Inc., REIT	2,712,663
14,700	Crown Castle International Corp., REIT	1,916,145
49,800	Gladstone Land Corp., REIT	574,194
237,552	Potlatch Deltic Corp., REIT	9,259,777
313,323	Rayonier, Inc., REIT	9,493,687
367,519	Weyerhaeuser Co., REIT	9,680,450

		42,591,826

	Total Real Estate Investment Trust	50,602,659

	(Cost $45,152,470)

Par*****
Corporate Debt - 3.1%

	Pipelines - 2.8%
120,000	Australia Government Bond, 3.00%, 9/20/2025	124,285
10,000,000	EPIC Y-Grade Services LP, L + 5.50%, 7.94%, 6/7/2025	9,725,000
9,750,000	Paradigm midstream LLC, L + 5.25%, 5.25%, 9/5/2024	9,429,030
9,950,000	Seaport Financing LLC L + 5.50%, 5.50%, 10/31/2025	9,751,000
10,459,568	Woodford Express LLC L + 5.00%, 7.44%, 1/27/2025	10,311,356

		39,340,671

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Par		Value

	Sovereign - 0.3%
	Canadian Government Real Return Bond,
116,139	4.25%, 12/1/2026	$116,146
207,879	2.00%, 12/1/2041	214,543
2,346,078	Denmark Government Bond, 0.10%, 11/15/2023	385,028
464,256	French Republic Government Bond, 1.85%, 7/25/2027	660,728
	Italy Buoni Poliennali Del Tesoro, 144A,
385,053	0.10%, 5/15/2022	434,135
194,559	2.35%, 9/15/2024	238,459
290,000	New Zealand Government Inflation Linked Bond, 3.00%, 9/20/2030	263,628
366,352	Spain Government Inflation Linked Bond, 0.30%, 11/30/2021	430,648
235,775	Spain Government Inflation Linked Bond, 144A, 1.80%, 11/30/2024	308,952
515,000	Sweden Inflation Linked Bond, 144A, 3.50%, 12/1/2028	113,413
	United Kingdom Gilt Inflation Linked,
354,544	1.88%, 11/22/2022	524,632
198,563	0.75%, 3/22/2034	383,052

		4,073,364

	Total Corporate Debt	43,414,035

	(Cost $43,779,160)

Private Debt - 10.7%
50,000,000	Blackstone CQP Common Holdco LP – 3L +5.0% - 7.80% at 3/31/2019 - 9/30/2024 *,**	51,420,354
96,757,790	Frija LP 8.75%, 12/31/2022 *,**,****	99,221,100

	Total Private Debt	150,641,454

	(Cost $150,641,454)

U.S. Treasury Obligations - 0.5%
	U.S. Treasury Inflation Indexed Bonds,
2,253,411	0.13%, 4/15/2020	2,230,112
2,540,857	1.13%, 1/15/2021	2,561,158
726,666	2.38%, 1/15/2025	812,277
1,362,848	2.50%, 1/15/2029	1,640,210

		7,243,757

	Total U.S. Treasury Obligations	7,243,757

	(Cost $7,162,938)

Shares		Value

Short-Term Investments - 4.8%
67,174,149	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 2.21%	$67,174,149

	(Cost $67,174,149)

	Total Investments - 99.6%	1,403,172,332

	(Cost $1,331,912,846)
	Other Assets Net of Liabilities - 0.4%	5,411,521

	Net Assets — 100.0%	$1,408,583,853

*	Restricted Securities.
**	Security value was determined by using significant unobservable inputs.
***	Affiliated issuer.
****	Non-income producing security.
*****	Par values are designated in the local currency.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

L – 30 Day London Inter-bank Offered Rate

3L – 3 Month London Inter-bank Offered Rate

Foreign Currencies:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP – United Kingdom Pound Sterling

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Industry	% of Net Assets

Diversified	57.7%
Private Debt	10.7%
Pipelines	5.0%
Short-Term Investment	4.8%
Electric-Integrated	4.2%
REITS-Diversified	3.0%
Public Thoroughfares	1.4%
Gas-Distribution	1.2%
Transport-Rail	1.2%
Agricultural Chemicals	1.1%
Agricultural Operations	1.1%
All Other Industries	8.2%
Other Assets net of Liabilities	0.4%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – June 30, 2019 (Unaudited) (continued)

Forward foreign currency contracts as of June 30, 209 were as follows:

Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	82,664	USD	57,800	JP Morgan	8/14/19	$325	$—
GBP	75,160	USD	96,400	JP Morgan	8/14/19	—	733
NZD	359,797	USD	235,687	HSBC Bank USA	8/14/19	6,266	—
USD	118,042	AUD	169,121	HSBC Bank USA	8/14/19	—	876
USD	305,725	CAD	409,703	HSBC Bank USA	8/14/19	—	7,442
USD	374,640	DKK	2,469,359	HSBC Bank USA	8/14/19	—	3,114
USD	2,005,200	EUR	1,775,928	HSBC Bank USA	7/11/19	—	16,449
USD	894,113	GBP	687,256	HSBC Bank USA	8/14/19	19,347	—
USD	435,127	NZD	660,820	HSBC Bank USA	8/14/19	—	9,256
USD	105,606	SEK	1,009,904	HSBC Bank USA	8/14/19	—	3,533

Total						$25,938	$41,403

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the Investment Company Act of 1940, the Fund prices its securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their mean prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund invests a significant portion of its assets in Private Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Private Investment Funds at fair value. As a general matter, the Fund bases its NAV on valuations of its interests in the Private Investment Funds provided by the managers of the Private Investment Funds and their agents on a quarterly basis. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes and the calculated values of the Private Investment Funds themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of the Private Investments Funds are adjusted daily based on the estimated total return that each underlying private fund will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual fund considerations warrant any adjustments. At the end of the quarter, each Private Investment Fund’s net asset value is adjusted as needed to reflect the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported by each manager. As of the June 30, 2019 financial statements presented herein, all of the Fund’s investments in Private Investment Funds are reported at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2019 NAV calculation.

The Fund invests a portion of its assets in one or more wholly-owned and controlled subsidiaries that make direct investments and co-investments into timberland and agriculture/farmland assets. The subsidiaries are each a real estate investment trust (“Sub-REITs”). The Board has approved procedures pursuant to which the Fund values its investments in each Sub-REIT at fair value. These fair value calculations will involve significant professional judgment by the Adviser in the application of both observable and unobservable attributes and the calculated values of the Sub-REITs’ themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of each Sub-REIT are adjusted daily based on the estimated total return that each asset in each Sub-REIT will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual asset changes warrant any adjustments. As of the June 30, 2019 financial statements presented herein, the Fund had investments in a single Sub-REIT, which is reported at fair value. This Sub-REIT invested in a single parcel of land consisting 4,713 acres in Benton, Colorado.

The Fund invests a portion of its assets in direct investments and co-investments into real asset related private debt investments. The Board has approved procedures pursuant to which the Fund values its investments in private debt investments at fair value. The Adviser will evaluate each investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. In accordance with these procedures, the Adviser and the Board shall use their best efforts to ensure that value of each debt investment is adjusted based on the Adviser’s estimate of what actual fair value would be in an active, liquid or established market. Generally, the Fund will carry any private debt investments based upon principal balance plus any accrued interest, but, in certain circumstances, the Fund might value the private debt investments at a discount or a premium to the principal balance of the investment. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual asset changes warrant any adjustments.

The Fund may use forward contracts for hedging exposure to foreign currencies.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited) (continued)

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

It is the Fund’s policy to recognize transfers in and out of the levels at the value at the beginning of the period. For the period ended June 30, 2019, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Total Market Value at 06/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Private Investment Funds (Sub-REIT)*	$15,966,548	$—	$—	$15,966,548
Common Stocks*	270,886,083	270,886,083	—	—
Real Estate Investment Trust*	50,602,659	50,602,659	—	—
Corporate Debt*	43,414,035	—	43,414,035	—
Private Debt*	150,641,454	—	—	150,641,454
U.S. Treasury Obligations*	7,243,757	—	7,243,757	—
Short-Term Investments*	67,174,149	67,174,149	—	—
Other financial instruments: (Forward foreign currency exchange contracts)*	(15,465)	—	(15,465)	—

Subtotal	$605,913,220	$388,662,891	$50,642,327	$166,608,002

Private Investment Funds*	$797,243,647

Total	$1,403,156,867

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total at 06/30/2019	Private Investment Fund	Private Debt

Balance as of 03/31/2019	$164,649,528	$15,836,839	$148,812,689
Net purchases	2,071,268	—	2,071,268
Accretion and Amortization	(242,503)	—	(242,503)
Change in unrealized gain	129,709	129,709	—

Balance as of 06/30/2019	$166,608,002	$15,966,548	$150,641,454

For the period ended June 30, 2019, the total change in unrealized gain on Level 3 securities still held at the end of the period was $129,709.

Foreign Currency- Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

For the period ended June 30, 2019 the quarterly average value for forward foreign currency exchange purchase contracts was $194,944 and forward foreign currency exchange sale contracts was $2,119,227.

At June 30, 2019, the primary risk exposure was foreign currency exchange contracts, in the amount of $(15,465).

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited) (continued)

Restricted securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus.

As of June 30, 2019 the Fund invested in the following restricted securities:

Security (a)	Acquisition Date (b)	Shares	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice (c)

AMP Capital Diversified Infrastructure Trust	12/19/2017	32,131,871	$ 25,005	$ 24,978	$ —	1.8%	(d)
AMP Capital Infrastructure Debt Fund III (USD Hedged) LP	9/18/2017	24,396,573	24,397	24,982	10,545	1.8%	(e)
Blackstone CQP Common Holdco LP	9/27/2018	50,000,000	51,420	51,420	—	3.6%	(f)
Blackstone Infrastructure Partners LP	3/13/2019	10,336	10,336	10,355	31,053	0.7%	(g)
BTG Pactual Open Ended Core US Timberland Fund LP (t)	9/18/2017	136,065	140,000	158,037	—	11.2%	(h)
Ceres Farmland Holdings LP	11/6/2017	100,000,000	100,000	105,668	—	7.5%	(i)
Frija LP	12/18/2017	96,757,790	99,221	99,221	—	7.0%	(f)
Global Diversified Infrastructure Fund, LP	9/18/2017	24,112,380	40,000	41,346	—	2.9%	(j)
Hancock Timberland and Farmland Fund LP	9/18/2017	18,705	18,752	19,260	31,248	1.4%	(k)
Harrison Street Social Infrastructure Fund (t)	7/2/2018	100,556	101,000	106,490	49,000	7.6%	(l)
IFM Global Infrastructure Fund LP	9/28/2018	25,000,000	25,000	26,934	25,000	1.9%	(m)
IFM Sub Investment Grade Debt Fund (US) A LP	9/28/2018	9,086,220	9,086	9,168	5,922	0.7%	(n)
IIF Hedged LP	9/18/2017	73,793,134	72,146	73,144	—	5.2%	(o)
Jamestown Timberland Fund (t)	7/2/2018	34,561	34,682	34,900	15,319	2.5%	(p)
RMS Evergreen US Forestland Fund LP	9/18/2017	80,000,000	80,000	81,634	—	5.8%	(q)
US Core Farmland Fund LP (t)	9/18/2017	67,076	75,000	80,348	—	5.7%	(r)
Versus Capital Real Assets Sub-REIT LLC	9/29/2017	14,600,000	14,600	15,967	—	1.1%	(s)
Total			$920,645	$963,852	$168,087	68.4%

(a)

The securities include Investment Funds, debt securities, and a wholly-owned REIT subsidiary (sub-REIT). The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares. The Fund’s debt securities are private loans made to the owners of infrastructure related assets. The principal investment objective of the debt securities is to generate a stable income stream of attractive and consistent cash distributions. The Fund has invested in a wholly-owned and controlled subsidiary that makes direct investments and co-investments into timberland and agriculture/farmland assets. The principal objective of the sub-REIT is to generate attractive, predictable investment returns from a target portfolio of equity investments in primarily income-producing timberland and agriculture/farmland assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of the assets.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The restricted securities provide for redemption subject to certain lock-up and notice periods listed.
(d)	The fund attempts to do so within 12 months of receiving the redemption request.
(e)	Closed-end fund which is not redeemable from the fund.
(f)	These are private debt investments.
(g)

Following the later of: (I) the three-year anniversary of each date on which a Limited Partner acquires Units; and (ii) the six-year anniversary of the date of the Initial Closing; a Limited Partner may request redemptions quarterly upon 90 days written notice.

(h)	Two-year lock-up; redemptions are provided quarterly with 90 days prior written notice.
(i)

Two-year lock-up for the initial capital contribution and then each subsequent contribution is subject to a lock up of the later of i.) the initial capital contribution date ii.) one-year from such contribution. The notice period for redemption is annually and must be submitted by September 30th in any given year.

(j)

Shares are subject to an initial lockup period of three-years from date of acquisition. Notification period of six months is required with redemption dates falling on March 31st and September 30th of each year.

(k)	Shares are subject to an initial lockup period of three-years from date of acquisition. The notice period for redemption is annually and must be submitted by April 30th in any given year.
(l)

Shares are subject to an initial lockup period of four-years; notification of at least 90 days prior to the last calendar day of the applicable calendar quarter for which the redemption request is to be effective.

(m)	Initiating the redemption process requires a written notification 45 days prior quarter end.
(n)	Shares are subject to an initial lockup period of one-year; with 60 day written notice.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2019 (Unaudited) (continued)

(o)

There are two redemption election periods per year which occur from May 15th to June 30th and from November 15th to December 31st. As of June 30, 2019 the Fund has submitted a $40 million redemption notice which is subject to a redemption queue. The Investment Manager expects to meet this redemption request by the end of 2019.

(p)

Shares are subject to an initial lockup period of four years from the date of acquisition. A redemption request is first effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(q)	Shares are subject to an initial lockup period of three-years from date of acquisition. Investment redemption requests will be processed on a semi-annual basis on June 30 and December 31 of each year.
(r)

Shares are subject to an initial lockup period of three-years from date of acquisition. A redemption request is effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(s)	The security is a wholly-owned REIT subsidiary of the Fund and has no redemption provisions.
(t)	The Fund owns a non-voting majority interest in this private investment fund.

Affiliated Issuer - The following table lists each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the three months ended June 30, 2019:

Affiliated Investment	Value at 03/31/19	Purchases	Interest	Sales	Realized Gain/Loss	Change in App/Dep	Value at 06/30/19	Shares Held at 06/30/19

Versus Capital Assets Sub-REIT LLC	$15,836,839	$—	$—	$—	$—	$129,709	$15,966,548	14,600,000